UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 86.9%

	Shares	Value

AUSTRALIA — 4.5%
Newcrest Mining, Ltd.	2,955,734	$48,262,097

AUSTRIA — 0.9%
IMMOFINANZ AG	5,396,317	9,891,452

BRAZIL — 1.6%
BrasilAgro - Brasileira de Propriedades Agricolas	458,000	1,729,618
Centrais Eletricas Brasileiras SA *	639,200	4,225,361
SLC Agricola SA	2,201,700	11,472,792

		17,427,771

CANADA — 26.2%
Barrick Gold Corp.	991,993	18,292,351
Bear Creek Mining *	697,119	1,569,690
Cameco Corp.	3,396,534	43,305,809
Centerra Gold, Inc.	2,246,648	11,101,592
Denison Mines Corp. *	6,959,700	5,188,018
Dundee Corp., Cl A * (B)	1,471,098	6,138,761
Dundee Precious Metals, Inc. *	3,781,021	8,542,710
Fission Uranium Corp. *	7,466,000	4,819,550
Gabriel Resources, Ltd. * (B)	5,631,603	2,077,364
Goldcorp, Inc.	256,985	4,155,447
Ivanhoe Mines Ltd., Cl A *	3,408,121	10,397,879
Kinross Gold Corp. *	6,070,833	23,676,249
Lundin Gold, Inc. * (B)	3,785,459	16,494,565
MEG Energy Corp. *	2,491,511	12,943,412
New Gold Inc. *	817,025	2,181,457
Northern Dynasty Minerals, Ltd. (CAD) *	5,999,698	17,382,410
Northern Dynasty Minerals, Ltd. (USD) *	2,540,297	7,366,861
Novagold Resources, Inc. *	669,727	3,562,948
Seabridge Gold *	973,711	9,563,133
Silver Wheaton Corp.	1,056,173	23,373,108
Sprott, Inc. (B)	8,817,689	15,585,541
Turquoise Hill Resources, Ltd. *	4,494,089	16,223,661
Uranium Participation Corp. * (B)	5,071,420	16,368,848

		280,311,364

CHINA — 2.5%
China Yurun Food Group, Ltd. *	26,951,000	4,181,731
Guangshen Railway Co., Ltd., Cl H	16,887,003	10,899,367
Hua Hong Semiconductor, Ltd. (A)	2,847,000	3,166,218
Nam Tai Property, Inc.	62,531	462,729
NVC Lighting Holding, Ltd.	19,225,203	2,322,472
PAX Global Technology, Ltd.	8,405,000	5,856,752

		26,889,269

FRANCE — 3.8%
Areva SA * (B)	640,515	3,123,233
Electricite de France SA	3,839,619	37,801,398

		40,924,631

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value

GREECE — 1.4%
Diana Shipping, Inc. *	1,945,067	$8,052,577
Tsakos Energy Navigation, Ltd.	1,315,524	6,222,429

		14,275,006

HONG KONG — 0.5%
Guoco Group, Ltd. (B)	301,000	3,392,493
Luks Group Vietnam Holdings Co., Ltd. (B)	5,417,000	1,927,808

		5,320,301

ITALY — 0.7%
ERG SpA	660,676	7,324,599

JAPAN — 12.7%
Japan Steel Works, Ltd.	1,425,563	26,816,897
Kamigumi Co., Ltd.	1,046,500	10,176,751
Kurita Water Industries, Ltd.	473,300	11,234,116
Mitsubishi Corp.	1,382,900	31,225,786
Mitsui & Co., Ltd.	2,321,200	34,054,272
Organo Corp. (B)	1,862,000	7,965,158
Sanshin Electronics Co., Ltd.	355,800	3,844,442
West Japan Railway Co.	164,300	10,709,840

		136,027,262

LEBANON — 0.1%
Solidere GDR (B)	122,457	1,224,570

NORWAY — 1.0%
Golden Ocean Group, Ltd. *	1,938,641	10,294,855

RUSSIA — 15.7%
Etalon Group, Ltd. GDR	1,759,917	6,810,879
Federal Grid Unified Energy System PJSC	7,762,601,533	30,002,455
Gazprom PAO *	965,326	2,405,961
Gazprom PJSC ADR	6,291,486	31,111,398
Lukoil PJSC	18,540	1,039,543
Lukoil PJSC ADR	122,350	6,865,059
Mail.Ru Group, Ltd. GDR *	434,521	7,886,556
Moscow Exchange MICEX-RTS PJSC *	3,485,054	7,781,526
Protek PJSC (B)	1,897,261	3,627,018
RusHydro PJSC ADR	16,293,459	27,617,413
RusHydro PJSC	190,319,592	3,273,306
Sberbank of Russia PJSC ADR	2,160,375	25,189,973
Sberbank of Russia PJSC	1,121,814	3,214,080
Yandex NV, Cl A *	443,671	10,266,547

		167,091,714

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
		Shares/ Face Amount	Value

SINGAPORE — 2.8%
Golden Agri-Resources, Ltd.		98,099,700	$29,582,696

SOUTH AFRICA — 1.9%
Gold Fields, Ltd.		794,165	2,721,083
Impala Platinum Holdings, Ltd. *		4,517,599	17,916,178

			20,637,261

SOUTH KOREA — 4.0%
Hyundai Motor Co.		194,910	23,397,251
KT Corp.		503,737	12,744,056
KT Corp. ADR		423,267	6,293,980

			42,435,287

UKRAINE — 2.3%
Astarta Holding NV * (B)		403,961	6,305,492
Kernel Holding SA		176,586	3,519,638
MHP SA GDR (B)		1,619,009	14,392,990
MHP SA GDR (A) (B)		44,627	396,734

			24,614,854

UNITED STATES — 4.3%
Cloud Peak Energy, Inc. *		886,855	5,046,205
KBR Inc.		309,400	5,262,894
Pandora Media Inc. *		1,212,927	15,768,051
Peabody Energy *		265,169	604,585
Royal Gold, Inc.		240,418	17,350,967
Safe Bulkers Inc.		1,287,742	1,931,613

			45,964,315

TOTAL COMMON STOCK (Cost $866,921,110)			928,499,304

PREFERRED STOCK — 2.1%

BRAZIL — 2.1%
Centrais Eletricas Brasileiras SA, Cl B * (Cost $11,902,353)		2,916,700	22,871,904

CONVERTIBLE BONDS — 1.8%

CANADA — 1.8%
Gabriel Resources, Ltd. 8.000%, 06/30/19 (B) (C)	CAD	15,950,000	18,652,840

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2017
(Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount/ Number of Warrants/ Number of Rights	Value

INDIA — 0.0%
REI Agro, Ltd.
5.500%, 11/13/14 (A) (B) (D)	$723,000	$—

TOTAL CONVERTIBLE BONDS
(Cost $14,817,321)		18,652,840

WARRANTS — 0.2%

CANADA — 0.2%
Gabriel Resources, Ltd., Expires 06/30/21* (A) (B) (C)
(Cost $–)	11,428,804	2,107,906

RIGHTS — 0.0%

CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/21* (A) (B) (C)
(Cost $–)	15,950	—

TOTAL INVESTMENTS— 91.0%
(Cost $893,640,784)†		972,131,954

Other Assets and Liabilities, Net — 9.0%		96,254,407

NET ASSETS — 100.0%		$1,068,386,361

PURCHASED OPTIONS — 0.4%
	Number of Contracts	Value

UNITED STATES — 0.4%
S&P 500 Index Put, Strike Price $2,250, Expires 3/17/17*
(Cost $9,432,311)	1,684	$4,142,640

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2017 was $5,670,858 and represented 0.5% of net assets.
(B)	Securities considered illiquid. The total value of such securities as of January 31, 2017 was $119,781,321 and represented 11.2% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2017, was $20,760,746 and represented 1.9% of net assets.
(D)	Security in default on interest payments.
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $893,640,784, and the unrealized appreciation and depreciation were $191,871,547 and $(113,380,377), respectively.

ADR — American Depositary Receipt
CAD — Canadian Dollar
Cl — Class
GDR — Global Depositary Receipt
Ltd. — Limited
PJSC —Public Joint Stock Company
USD — U.S. Dollar

Amounts designated as “—” are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2017
(Unaudited)

The list of inputs used to value the Fund’s net assets as of January 31, 2017 is as follows:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$48,262,097	$—	$—	$48,262,097
Austria	9,891,452	—	—	9,891,452
Brazil	17,427,771	—	—	17,427,771
Canada	280,311,364	—	—	280,311,364
China	462,729	26,426,540	—	26,889,269
France	40,924,631	—	—	40,924,631
Greece	14,275,006	—	—	14,275,006
Hong Kong	—	5,320,301	—	5,320,301
Italy	7,324,599	—	—	7,324,599
Japan	136,027,262	—	—	136,027,262
Lebanon	1,224,570	—	—	1,224,570
Norway	10,294,855	—	—	10,294,855
Russia	167,091,714	—	—	167,091,714
Singapore	29,582,696	—	—	29,582,696
South Africa	20,637,261	—	—	20,637,261
South Korea	42,435,287	—	—	42,435,287
Ukraine	24,614,854	—	—	24,614,854
United States	45,964,315	—	—	45,964,315

Total Common Stock	896,752,463	31,746,841	—	928,499,304
Preferred Stock	22,871,904	—	—	22,871,904
Convertible Bonds	—	—	18,652,840	18,652,840
Warrants	—	—	2,107,906	2,107,906
Rights	—	—	—	—

Total Investments in Securities	$919,624,367	$31,746,841	$20,760,746	$972,131,954

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$4,142,640	$—	$—	$4,142,640

Total Other Financial Instruments	$4,142,640	$—	$—	$4,142,640

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of foreign market price movements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2017
(Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Bonds	Warrants	Rights	Total
Beginning Balance as of November 1, 2016	$21,997,729	$2,897,035	$—	$24,894,764
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in appreciation/(depreciation)	(3,344,889)	(789,129)	—	(4,134,018)
Purchases	—	—	—
Sales	—	—	—	—
Amortization sold	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—

Ending Balance as of January 31, 2017	$18,652,840	$2,107,906	$—	$20,760,746

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(3,344,889)	$(789,129)	$—	$(4,134,018)

Amounts designated as “—” are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. For the period January 31, 2017, securities with a total value of $31,746,841 transferred from Level 1 to Level 2 as a result of fair valuation of foreign equity securities. There were no other significant transfers between Level 1 and Level 2 assets for the period ended January 31, 2017. All transfers, if any, were considered to have occurred as of the end of the period.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of January 31, 2017. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at January 31, 2017	Valuation Technique	Unobservable Inputs	Inputs

Convertible Bonds	$18,652,840	Model	Credit Spread	10%

			Volatility	60%

			Liquidity Risk	10%

Warrants	2,107,906	Model	Volatility	60%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended January 31, 2017, there were no significant changes to the Fund’s fair valuation methodology.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

KGI-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 63.3%

	Shares	Value

AUSTRALIA — 5.0%
Newcrest Mining, Ltd.	6,735	$109,971

AUSTRIA — 1.2%
IMMOFINANZ AG	14,582	26,729

BRAZIL — 1.9%
BR Malls Participacoes SA *	7,840	36,500
Centrais Eletricas Brasileiras SA *	800	5,288

		41,788

CANADA — 20.0%
Barrick Gold Corp.	4,691	86,503
Cameco Corp.	7,145	91,099
Goldcorp, Inc.	3,067	49,593
Kinross Gold Corp. *	9,095	35,471
MEG Energy Corp. *	5,084	26,411
New Gold Inc. *	7,636	20,388
Novagold Resources, Inc. *	6,914	36,782
Silver Wheaton Corp.	3,481	77,035
Turquoise Hill Resources, Ltd. *	4,969	17,938

		441,220

CHINA — 4.3%
China Shenhua Energy Co., Ltd., Cl H	12,500	26,253
Guangshen Railway Co., Ltd., Cl H	42,000	27,108
Hua Hong Semiconductor, Ltd. (A)	21,000	23,355
K Wah International Holdings, Ltd.	23,000	11,531
PAX Global Technology, Ltd.	10,000	6,968

		95,215

FRANCE — 0.3%
Areva SA *	1,313	6,402

JAPAN — 5.4%
Inpex Corp.	500	4,918
Japan Steel Works, Ltd.	1,400	26,336
Kamigumi Co., Ltd.	2,000	19,449
Mitsubishi Corp.	1,100	24,838
Mitsui & Co., Ltd.	1,600	23,474
West Japan Railway Co.	300	19,555

		118,570

RUSSIA — 12.3%
Gazprom PAO *	35,745	89,090
LSR Group PJSC	630	10,492
Lukoil PJSC	739	41,436
Mail.Ru Group, Ltd. GDR *	765	13,885

1

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
RUSSIA — continued
RusHydro PJSC	1,080,695	$18,587
Sberbank of Russia PJSC	14,144	40,524
Yandex NV, Cl A *	2,444	56,554

		270,568

SINGAPORE — 2.1%
Golden Agri-Resources, Ltd.	151,100	45,565

SOUTH AFRICA — 2.3%
Gold Fields, Ltd.	7,122	24,402
Impala Platinum Holdings, Ltd. *	6,679	26,488

		50,890

SOUTH KOREA — 3.5%
Hyundai Motor Co.	143	17,165
Hyundai Motor Co. GDR	222	9,047
KT Corp.	193	4,883
KT Corp. ADR	3,062	45,532

		76,627

UKRAINE — 1.4%
MHP SA GDR	3,570	31,737

UNITED STATES — 3.6%
Marathon Oil Corp.	847	14,187
Royal Gold, Inc.	898	64,809

		78,996

TOTAL COMMON STOCK
(Cost $1,110,105)		1,394,278

TOTAL INVESTMENTS — 63.3%
(Cost $1,110,105)†		1,394,278

Other Assets and Liabilities, Net — 36.7%		809,515

NET ASSETS — 100.0%		$2,203,793

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2017 was $23,355 and represented 1.1% of net assets.
†	At January 31, 2017, the tax basis cost of the Fund’s investments was $1,110,105, and the unrealized appreciation and depreciation were $305,529 and $(21,356), respectively.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
Ltd. — Limited
PJSC —Public Joint Stock Company

2

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2017
(Unaudited)

The list of inputs used to value the Fund’s net assets as of January 31, 2017 is as follows:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$109,971	$—	$—	$109,971
Austria	26,729	—	—	26,729
Brazil	41,788	—	—	41,788
Canada	441,220	—	—	441,220
China	37,784	57,431	—	95,215
France	6,402	—	—	6,402
Japan	118,570	—	—	118,570
Russia	270,568	—	—	270,568
Singapore	45,565	—	—	45,565
South Africa	50,890	—	—	50,890
South Korea	76,627	—	—	76,627
Ukraine	31,737	—	—	31,737
United States	78,996	—	—	78,996

Total Common Stock	1,336,847	57,431	—	1,394,278

Total Investments in Securities	$1,336,847	$57,431	$—	$1,394,278

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of foreign market price movements.

Amounts designated as “—” are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. For the period January 31, 2017, securities with a total value of $57,431 transferred from Level 1 to Level 2 as a result of fair valuation of foreign equity securities. There were no other significant transfers between Level 1 and Level 2 assets for the period ended January 31, 2017. All transfers, if any, were considered to have occurred as of the end of the period. For the period ended January 31, 2017, there were no Level 3 securities.

For the period ended January 31, 2017, there were no significant changes to the Fund’s fair valuation methodology.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

KGI-QH-002-0400

3

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017